Condensed Consolidated Unaudited Interim Statement of Changes in Shareholders’ Equity - USD ($)	Share Capital Amount	Reserves	Accumulated other comprehensive Income (loss)	Deficit	Total
Balance at Dec. 31, 2020	$ 50,088,369	$ 9,984,531	$ 100,025	$ (38,893,870)	$ 21,279,055
Balance (in Shares) at Dec. 31, 2020	4,663,331
Issuance of shares to be issued	$ 560,000	(560,000)
Issuance of shares to be issued (in Shares)	40,000
Shares issued on acquisition of ClearRF	$ 194,985				194,985
Shares issued on acquisition of ClearRF (in Shares)	23,949
Shares issued on warrant exercises	$ 721,958	(112,917)			609,041
Shares issued on warrant exercises (in Shares)	88,911
Share based payments		949,791			949,791
Translation adjustment			(2,235)		(2,235)
Loss for the year				(12,977,944)	(12,977,944)
Balance at Jun. 30, 2021	$ 51,565,312	10,261,405	97,790	(51,871,814)	10,052,693
Balance (in Shares) at Jun. 30, 2021	4,816,191
Balance at Dec. 31, 2021	$ 54,655,244	10,389,555	(38,739)	(62,519,412)	2,486,648
Balance (in Shares) at Dec. 31, 2021	5,276,695
Shares issued on acquisition of ClearRF	$ 190,095				190,095
Shares issued on acquisition of ClearRF (in Shares)	138,958
Share issuance on capital raise	$ 10,936,974	307,189			11,244,163
Share issuance on capital raise (in Shares)	7,215,652
Share issuance costs on capital raise	$ (1,051,647)				(1,051,647)
Pre-funded warrants exercised	$ 2,575,200				2,575,200
Pre-funded warrants exercised (in Shares)	1,480,000
Shares issued for debts	$ 1,172,961				1,172,961
Shares issued for debts (in Shares)	1,009,219
Share based payments		1,939,035			1,939,035
Translation adjustment			1,518		1,518
Loss for the year				(8,182,997)	(8,182,997)
Balance at Jun. 30, 2022	$ 68,478,827	$ 12,635,779	$ (37,221)	$ (70,702,409)	$ 10,374,976
Balance (in Shares) at Jun. 30, 2022	15,120,524